SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Details) - USD ($)			12 Months Ended
	Apr. 01, 2018	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Advances to suppliers-current			$ 248,130	$ 379,568
Advances to suppliers-Noncurrent			0
Prepayments for property, plant and equipment, recorded in non-current assets			$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		3,220,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	3,300,000		5,300,000	830,000	1,550,000
Prepaid Expense, Noncurrent			$ 688,324	$ 430,608
Prepaid Expense and Other Assets, Noncurrent				$ 954,969